Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,652	£ 2,687
Cash and cash equivalents	645	1,459
Marketable securities	8	10
Derivative financial instruments	0	(93)
Financial liabilities	(1,661)	(3,065)
Other borrowings	(23)
Liability to purchase own shares	(151)
Other net financial assets	497
Total financial instruments	(9)
Impact of 1% increase in interest rates	19
Impact of 1% decrease in interest rates	(22)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(1)
Impact of 10% weakening in exchange rates	2
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	77	65
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(6)
Impact of 10% weakening in exchange rates	7
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	518	1,459
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(54)
Impact of 10% weakening in exchange rates	66
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	140	171
Impact of 1% increase in interest rates	(26)
Impact of 1% decrease in interest rates	26
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	1
Impact of 10% weakening in exchange rates	(1)
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(1,062)	£ (2,420)
Impact of 1% increase in interest rates	45
Impact of 1% decrease in interest rates	(48)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	97
Impact of 10% weakening in exchange rates	(118)
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	2
Impact of 10% weakening in exchange rates	(2)
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(41)
Impact of 10% weakening in exchange rates	£ 50